Other Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2023	2022
	£m	£m
Loans and advances to customers:
Loans to housing associations	8	4
Other loans	347	335
	355	339
Debt securities	168	16
Other debt instruments	49	69
Equity securities	30	10
	602	434